REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM COLLABORATION AGREEMENT AND CONTRACT WITH CUSTOMERS
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Revenue from collaboration agreements	£—	£—	£3,844,532